Gains and losses on derecognition of financial assets measured at amortized cost (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 7	€ 2	€ 9	€ 5
Losses	(4)	(1)	(6)	(2)
Net gains (losses) from derecognition of assets measured at amortized cost	€ 3	€ 1	€ 4	€ 4